Provisions - Summary of Movement of Other Provisions (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of Provisions [Line Items]
Other provisions beginning balance	€ 1,423
Charges	643
Releases	(191)
Utilisation	(414)
Currency translation	(142)
Other provisions ending balance	1,319
Restructuring [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	291
Charges	318
Releases	(79)
Utilisation	(161)
Currency translation	(17)
Other provisions ending balance	352
Legal [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	125
Charges	139
Releases	(16)
Utilisation	(43)
Currency translation	(13)
Other provisions ending balance	192
Brazil Indirect Taxes [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	672
Charges	43
Releases	(75)
Utilisation	(206)
Currency translation	(78)
Other provisions ending balance	356
Other [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	335
Charges	143
Releases	(21)
Utilisation	(4)
Currency translation	(34)
Other provisions ending balance	€ 419